Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill
	Subscription and licensing business	Smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2022	1,610	—	235,615	237,225
Acquisition from business combinations (Note 8)	—	764	—	764
Accumulated impairment loss	(1,610)	—	(235,615)	(237,225)
Cost and net carrying amount at December 31, 2022	—	764	—	764
Accumulated impairment loss
Cost and net carrying amount at December 31, 2023	—	764	—	764